Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Certain reclassifications have been to the prior years’ financial statements to conform to the current year’s presentation. These reclassifications had no effect on net income (loss), total assets and shareholders’ equity.

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and the subsidiaries of the VIEs for which the Company or its subsidiary is the primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiaries, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiaries are the primary beneficiary of the entity.

All transactions and balances among the Group, its subsidiaries, the VIEs and their subsidiaries of the VIEs have been eliminated upon consolidation.

VIE companies

VIE companies

1) VIEs’ Contractual Agreements

The following is a summary of the VIE agreements:

Management and Consulting Service Agreements

Under the Management and Consulting Services Agreements, the Group has the exclusive right to provide management and consulting and other services to the VIEs for a consulting service fee from the VIEs and agree to authorize the VIEs to use the trademarks, technologies and related intellectual property rights held by the Group. The VIEs agree to pay the Group or the designated agent of the Group for the management and consulting services in the amount equivalent to all the VIE’s net profits after tax. The agreement shall be effective as of the date of agreement and shall remain effective until the date when the Group terminates such agreements and Fintech, Hengpu or Nami Shanghai cease to exist.

Equity Interest Pledge Agreements

Pursuant to the Equity Interest Pledge Agreements, each Shareholder of the VIEs agreed to pledge his equity interest in the VIEs to the Group to secure the performance of the VIEs’ obligations under the Management and Consulting Services Agreements and any such agreements to be entered into in the future. Each shareholder of the VIEs agrees not to transfer, sell, pledge, dispose of or otherwise create any encumbrance on their equity interests in the VIEs without the prior written consent of the Group. The Pledges became effective on such date when the pledge of the Equity Interest contemplated herein were registered with the relevant Administration for Industry and Commerce (the “AIC”) and remain effective until all contract obligations have been fully performed and all secured indebtedness has been fully paid. The Pledges were registered with the competent branch of the State Administration for Industry and Commerce.

Voting Rights Proxy Agreement.

Under the Voting Rights Proxy Agreement, each shareholder of the VIEs irrevocably authorizes the Group to exercise rights and powers as the shareholders of the VIEs, including but not limited to, convening and attending shareholders’ meetings, voting on all matters of the VIEs requiring shareholder approval and appointing directors and senior management members. The Voting Rights Proxy Agreements will remain in force unless otherwise terminated in writing by the Group or with the written consent of all parties.

Exclusive Call Option Agreement.

Under the Exclusive Call Option Agreement, the VIEs and their shareholders have irrevocably granted the Group an exclusive option to purchase or authorize their designated persons to purchase all or part of each shareholder’s equity interests in the VIEs. The purchase price shall be equal to the minimum price required by the relevant PRC laws. Without prior written consent of the Group, the VIEs shall not among other things, amend their articles of association, sell or otherwise dispose of their assets or beneficial interests, enter into transactions which may adversely affect their assets, liabilities, business operations, equity interests and other legal interests, or merge with any other entities or make any investments, or distribute dividends. The Group has the right to transfer the rights and obligations pursuant to the Exclusive Call Option Agreement to any third party, which does not require any prior consent of the VIEs and their shareholders. The Exclusive Call Option Agreement will remain effective until the Group exercises the call option or terminates this agreement with 30 days advance notice.

2) Risks in relation to the VIE structure

The Group believes that the contractual arrangements with its VIEs and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce the above contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Group’s PRC subsidiaries and VIEs;
●	discontinue or restrict the operations of any related-party transactions between the Group’s PRC subsidiaries and VIEs;
●	limit the Group’s business expansion in China by way of entering into contractual arrangements;
●	impose fines or other requirements with which the Group’s PRC subsidiaries and VIEs may not be able to comply;
●	require the Group’s PRC subsidiaries and VIEs to restructure the relevant ownership structure or operations; or
●	restrict or prohibit the Group’s use of the proceeds of a public offering to finance the Group’s business and operations in China.

The Group’s ability to conduct its financial services business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Group may not be able to consolidate its VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs – Fintech, Hengpu, and Nami Shanghai and their respective shareholders and it may lose the ability to receive the economic benefits from the VIEs. The Group, however, does not believe such actions would result in the liquidation or dissolution of the Group, its PRC subsidiaries and VIEs.

The interests of the shareholders of the VIEs may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. The Group cannot assure that when conflicts of interest arise, shareholders of the VIEs will act in the best interests of the Group or that conflicts of interests will be resolved in the Group’s favor. Currently, the Group does not have existing arrangements to address potential conflicts of interest the shareholders of the VIEs may encounter in their capacity as beneficial owners and directors of the VIEs, on the one hand, and as beneficial owners and directors of the Group, on the other hand. The Group believes the shareholders of the VIEs will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Group with a mechanism to remove the current shareholders of the VIEs should they act to the detriment of the Group. The Group relies on certain current shareholders of the VIEs to fulfill their fiduciary duties and abide by laws of the PRC and act in the best interest of the Group. If the Group cannot resolve any conflicts of interest or disputes between the Group and the shareholders of the VIEs, the Group would have to rely on legal proceedings, which could result in disruption of its business, additional costs and there are substantial uncertainties as to the PRC legal system and the outcome of any such legal proceedings.

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs and their subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements for continuing operations with intercompany balances and transactions eliminated between the VIEs and their subsidiaries:

	December 31, 2022	December 31, 2021	December 31, 2020
Total current assets	$138,221,303	$159,234,732	$43,832,012
Total assets	$150,451,534	$160,885,760	$47,223,358
Total current liabilities	$64,325,004	$90,440,038	$11,146,286
Total liabilities	$67,371,528	$90,589,026	$11,826,417
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Revenue generated from services	$101,751,348	$92,067,474	$42,190,191
Revenue generated from sales	117,275,333	68,132,237	-
Total revenue	$219,026,681	$160,199,711	$42,190,191
Net income from continuing operations	$18,180,563	$33,612,404	$11,583,787
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Net cash (used in) provided by operating activities	$(16,212,682)	$525,753	$2,560,400
Net cash provided by (used in) investing activities	$17,767,612	$569,301	$(13,321,524)
Net cash (used in) provided by financing activities	$(287,123)	$(919,642)	$4,051,162

As of December 31, 2022, there were no consolidated assets of the VIEs that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. There were no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Group in the normal course of business. The Group neither provides nor intends to provide additional financial or other support not previously contractually required to the VIEs and subsidiaries of the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of its net assets, equivalent to the balance of its paid-in capital, capital reserve and statutory reserves, to the Group in the form of loans, advances or cash dividends. Please refer to Note 21 for disclosure of restricted net assets.

Non-controlling interests

Non-controlling interests

Non-controlling interests are recognized to reflect the portion of the equity that is not attributable, directly, or indirectly, to the Group. Non-controlling interests are presented as a separate component of equity in the consolidated balance sheets and statements of operations and other comprehensive income (loss) are attributed to controlling and non-controlling interests. As of December 31, 2022, non-controlling interests primarily relate to the 20% equity interest in Taiding, 49% equity interest in Liaogang Yingkou, 49% interest in Nisun Haiyuan, and the 35% equity interest in Gansu Zhonghexi. As of December 31, 2021, non-controlling interests primarily relate to the 20% equity interest in Taiding and the 49% equity interest in Liaogang Yingkou.

Uses of estimates

Uses of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during each reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include: the allowance for doubtful accounts, the valuation of inventory, realizability of deferred tax assets, estimated useful lives of fixed assets, intangible assets and right-of-use assets and fair values in connection with the impairment of property and equipment, the valuation of intangible assets and goodwill, accruals for income tax uncertainties, and the determination of fair values related to business acquisitions and investments.

Business combinations

Business combinations

The Group accounts for business combinations using the purchase method of accounting in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, Business Combinations. The purchase method of accounting requires the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets purchased, liabilities assumed, and equity instruments issued as well any contingent consideration and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total acquisition cost, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of the acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings as a bargain purchase gain.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed, and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, the forecasted life cycle and forecasted cash flows over that period. The fair value of the identifiable assets acquired, and liabilities assumed at the acquisition date is based on a valuation performed by an independent valuation firm engaged by the Group.

Discontinued operations

Discontinued operations

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management, having the authority to approve the action, commits to a plan to sell the disposal group, should be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on an entity’s financial results and operations. Included in the consolidated statements of operations and comprehensive income (loss), the results from discontinued operations are reported separately from the income and expense from continuing operations and prior periods are presented on a comparative basis. In order to present the financial effects of the continuing operations and discontinued operations, revenues and expenses arising from intra-group transactions are eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operations, if any.

Disposal of subsidiary

Disposal of subsidiary

On December 28, 2022, the Group sold all its equity interests in Youjiatian to Shandong Yongdao Zhihe property management Co., Ltd, which was acquired on January 14, 2022, for cash consideration of $289,973 (RMB 2 million), which was collected subsequently on January 17, 2023. The disposition resulted in a gain from disposition of $86,159 for the year ended December 31, 2022. The disposal of this subsidiary did not have a significant effect on the Group’s operations and financial results. In fiscal year 2022, the disposed subsidiary had a sales of US$4,589,710 with a loss before income tax of US$196,445.

Revenue recognition

Revenue recognition

The Group follows FASB ASC Topic 606 Revenue from Contracts with Customers (“ASC 606”). Under ASC 606, revenue is recognized when control of promised goods or services is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services. All of the Company’s contracts with customers do not contain cancelable and refund-type provisions.

Under the guidance of ASC 606, the Group is required to (a) identify the contract(s) with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract and (e) recognize revenue when (or as) the Group satisfies its performance obligations. In determining the transaction price, the Group includes variable consideration only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized would not occur. Revenues are recorded, net of sales related taxes and surcharges.

The Group’s revenue for the years ended December 31, 2022, 2021 and 2020 were generated $221,790,445, $160,199,711 and $42,190,191 in the Chinese Mainland and $12,383,820, nil and nil in Hongkong. The following table illustrates the disaggregation of revenue in 2022, 2021, and 2020 under ASC 606:

	For the year ended December 31,
	2022	2021	2020
Revenue generated from services:
Small and Medium Enterprise financing solutions	$87,269,959	$87,133,963	$40,779,794
Supply Chain financing solutions	3,542,592	4,930,289	1,369,859
Other financing solutions	-	3,222	40,538
Total revenue generated from services	90,812,551	92,067,474	42,190,191
Revenue generated from sales:
Supply chain trading business	143,361,714	68,132,237	-
Total	$234,174,265	$160,199,711	$42,190,191

Financial Services

SMEs financing solutions: The Group earns one-time advisory fees from its services provided to small-and mid-size enterprises The Group enters into one-time advisory fee agreements with underwriters, financial institutions and issuers, which specifies the key terms and conditions of the arrangement. Such agreements generally do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. The Group earns a one-time advisory fee from its clients upon offerings on the PRC provincial or national asset exchanges or other designated markets. Revenue is calculated at a fixed charge rate with the amount of the offering (prorated by the period length). The Group believes such arrangement represents a performance obligation that is satisfied at a point in time, therefore, the underwriting related advisory fees are recognized as revenue upon the closing of the offerings.

Recurring service fees: The Group also provides ongoing user management services to small and medium commercial banks and financial institutions in distributing and sourcing funds for their direct banking and other financial products in exchange for a recurring service fee. Recurring service agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. Recurring service fees are calculated as a fixed percentage of the qualified investments made by users during the contractual investment period of the direct banking and other financial products. Payment of recurring service fees by commercial banks and financial institutions are normally on a regular basis (typically quarterly or annually). The Group believes such arrangement requires the Group to provide ongoing user management services, which represents a performance obligation that the Group satisfies over time. Therefore, the recurring service revenue is recognized over the contract term on a straight-line basis. The Group has discontinued this service for the year ended December 31, 2022.

Supply chain solutions: For the year ended December 31, 2022, 2021, and 2020 the Group also offered supplier chain financing advisory services to suppliers and merchants. Pursuant to the agreements with related suppliers, the Group earns advisory fees when suppliers receive the financing and the advisory fee is calculated as a fixed charge rate with the amount of the financing (prorated by the period length). The Group believes such arrangement represents a performance obligation that is satisfied at a point in time, therefore, the supplier chain advisory fees are recognized as revenue when the suppliers receive the financing.

Disaggregation of revenue from financial services

Disaggregation of revenue from financial services

The Group derives revenue primarily from one-time commissions and recurring service fees paid by clients or financial product providers. The following tables show the revenue from financial services disaggregated by nature for the year ended December 31, 2022, 2021 and 2020:

	For the year ended December 31,
	2022	2021	2020
One-time commission fees	$90,812,551	$90,853,014	$42,082,585
Recurring service fees	-	1,214,460	107,606
Total	$90,812,551	$92,067,474	$42,190,191

Product Sales Revenues

In accordance with ASC 606, the Group evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions. When the Group is a principal, the Group obtains control of the specified goods or services before they are transferred to the customers, the revenues should be recognized in the gross amount of consideration to which it expects to be entitled in exchange for the specified goods transferred. When the Group is an agent and its obligation is to facilitate third parties in fulfilling their performance obligation for specified goods, the revenues should be recognized in the net amount for the amount of commission which the Group earns in exchange for arranging for the specified goods or services to be provided by other parties. Revenues are recorded net of value-added taxes.

For the year ended December 31, 2022, the Group commenced a supply chain trading business, which involves acquiring products, primarily agriculture and chemical products, from suppliers at customers’ requests in most cases and selling them directly to customers. Sales contracts are entered into with each individual customer. The Group recognizes the product sales revenues from the supply chain trading business on a gross basis as the Group is acting as a principal in these transactions as the Group (i) is responsible for fulfilling the promise to provide the specified goods, (ii) is responsible for inventory risks and (iii) has discretion in establishing price. Revenues are recorded net of value-added taxes, or VAT. Revenue from the sale of goods is recognized at a point in time when the products are delivered and title passes to customers.

Practical expedience

The Group has applied the practical expedient for certain revenue streams to exclude the value of remaining performance obligations for (i) contracts with an original expected term of one year or less or (ii) contracts for which the Group recognizes revenue in proportion to the amount the Group has the right to invoice for services performed.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, money market fund investments, time deposits, as well as highly liquid investments, which have original maturities of three months or less.

Restricted Cash

Restricted Cash

The Group had restricted cash of $3,417,244 and $179,421 as of December 31, 2022 and December 31, 2021, respectively, which primarily consist of a $1.75 million deposit for the purchase of treasury shares, and $1.67 million of security deposits related to our financing services. In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts presented in the statement of cash flows.

Short-term investments

Short-term investments

The Group’s short-term investments include investments in wealth management products issued by commercial banks and financial institutions that have a stated maturity within one year and normally pay a prospective fixed interest rate. The wealth management products are unsecured and primarily invested in financial instruments with high credit ratings and good liquidity in the interbank and exchange markets, including but not limited to debt securities issued by financial institutions, central bank bills, interbank and exchange-traded bonds, and asset backed securities. The Group measures the short-term investments at fair value using the quoted subscription or redemption prices published or by discounting the future cash flows at the expected yield rate with reference to the expected benchmark yield rates of the wealth management product.

Credit losses

Credit losses

In 2016, the FASB issued ASC Topic 326, which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses. The guidance is applicable to accounts receivable and the Group adopted ASC Topic 326 on January 1, 2020. Accounts receivable are recorded at the original amounts less an allowance for any potential uncollectible amounts. The Group makes estimates of expected credit and collectability trends for the allowance for credit losses based upon assessment of various factors, including historical experience, the age of the accounts receivable balances, credit-worthiness of the customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from the customers. The Group also provides specific allowances when facts and circumstances indicate that the receivable is unlikely to be collected. Expected credit losses for accounts receivable are recorded as general and administrative expenses on the consolidated statements of operations and comprehensive income (loss). The initial impact of applying ASC Topic 326 on the consolidated financial statements did not have a material impact on the Group’s financial position, results of operations and cash flows.

Fair value of financial instruments

Fair value of financial instruments

The Group follows the provisions of FASB ASC Section 820, “Fair Value Measurements and Disclosures” (“ASC 820”). ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2 — Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 — Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheet for cash, accounts receivable, receivables from supply chain financing, bank acceptance notes receivable, prepayments and advances to suppliers, loans to third parties, accounts payable, bank acceptance notes payable, advances from customers, payables to supply chain financing, taxes payable, due to related party and accrued expenses and other current liabilities, approximate their fair value based on the short-term maturity of these instruments. The Group believes that the carrying amount of the short-term loans approximate fair value based on the terms of the borrowings and current market rates as the rates of the borrowings are reflective of the current market rate.

Transfers into or out of the fair value hierarchy classifications are made if the significant inputs used in the financial models measuring the fair value of the assets and liabilities became unobservable or observable in the current marketplace. These transfers are considered to be effective as of the beginning of the period in which they occur. The Group did not transfer any assets or liabilities in or out of Level 2 and Level 3 during the years ended December 31, 2022 and 2021.

Fair value measurements on a recurring basis

As of December 31, 2022, the financial instruments measured at fair value on a recurring basis are as follows:

	Fair value as of December 31,	Fair value measurement at reporting date
Description	2022	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Wealth management products and structure deposits	$11,700,400	$-	$11,700,400	$-
Long-term investments:
Structure deposits	7,249,319	-	7,249,319	-
Total	$18,949,719	$-	$18,949,719	$-

As of December 31, 2021, the financial instruments measured at fair value on a recurring basis are as follows:

	Fair value as of December 31,	Fair value measurement at reporting date
Description	2021	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Wealth management products	$40,666,617	$-	$40,666,617	$-

Accounts receivable

Accounts receivable

Accounts receivable is stated at the historical carrying amount net of an allowance for uncollectible accounts. An allowance for uncollectable accounts is established based on management’s assessment of the recoverability of accounts and other receivables. Judgment is required in assessing the realizability of these receivables, including the current credit worthiness of each customer and the related aging analysis. An allowance is provided for accounts when management has determined that the likelihood of collection is doubtful. The Group writes off accounts and contract receivables against the allowance when a balance is determined to be uncollectible.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost of inventories is determined using the weighted average cost method. Adjustments to reduce the cost of inventories to its net realizable value for slow-moving merchandise and damaged goods are recorded in cost of goods sold. The Group considers factors such as historical and forecasted consumer demand when estimating the net realizable value. The Group takes ownership and risks of the products purchased.

Advances to suppliers

Advances to suppliers

The Group advances funds to certain suppliers for purchases of finished goods. These advances are interest free, unsecured and short term in nature and are reviewed periodically to determine whether their carrying value has become impaired. For the years ended December 31, 2022, 2021 and 2020, the Group recorded an allowance of $3,068,722, nil and nil, respectively.

Investment in limited partnership

Investment in limited partnership

The Group has an investment in a limited partnership that pursue various investment strategies, including debt securities, which have a stated maturity within five years and pays a prospective fixed rate of return and an investment in a privately held company. The Group applies the equity method of accounting to account for the investment in limited partnership, according to ASC Topic 323, Investment—Equity Method and Joint Ventures (“ASC 323”), over which it has significant influence but does not own a majority equity interest or otherwise control.

Under the equity method, the Group’s share of profits or losses of the equity method investee is recognized in the consolidated statements of operations. The Group records its share of the results of the equity method investees on a quarterly basis in arrears. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity method investee generally represents goodwill and intangible assets acquired. When the Company’s share of losses of the equity method investee equals or exceeds its interest in the equity method investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity method investee.

The Group continually reviews its investment in this limited partnership under the equity method to determine whether a decline in fair value to below the carrying value is other-than-temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value, the financial condition, operating performance and the prospects of the equity investee, and other company specific information such as recent financing rounds. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

Stock-based compensation

Stock-based compensation

The Company recognizes share-based compensation based on the fair value of equity awards on the date of the grant, with compensation expense recognized using a straight-line vesting method over the requisite service periods of the awards, which is generally the vesting period. The expected life assumption is primarily based on historical exercise patterns and employee post-vesting termination rates. The risk-free interest rate for the expected term of an option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend yield is based on the Company’s current and expected dividend policy.

Equity investments

Equity investments

FASB ASU 2016-01 (“ASU 2016-01”), Recognition and Measurement of Financial Assets and Financial Liabilities amends certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The main provisions require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value through earnings unless they qualify for a measurement alternative.

Equity investments without readily determinable fair values

The Group elected to record its equity investments without readily determinable fair values and not accounted for under the equity method at cost, less impairment, adjusted for subsequent observable price changes on a nonrecurring basis, and report changes in the carrying value of the equity investment in current earnings. Changes in the carrying value of the equity investments are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. Reasonable efforts are be made to identify price changes that are known or that can reasonably be known.

Equity investments with readily determinable fair values

Equity investments with readily determinable fair values are measured and recorded at fair value using the market approach based on the quoted prices in active markets at the reporting date.

Equity investments accounted for using the equity method

The Group accounts for its equity investments over which it has significant influence (usually 20% to 49.9%) but does not own a majority equity interest or otherwise control, using the equity method. The Group adjusts the carrying amount of the investment and recognizes investment income or loss for its share of the earnings or loss of the investee after the date of investment. The Group assesses its equity investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entity, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investments in a privately held entity, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and determination of whether any identified impairment is other-than-temporary.

The investment held by the Group as of December 31, 2022 and 2021 represented the Group’s 23.08% equity interest in Wenzhou Jinda Holding Co., Ltd (“Jinda”). The Group considers it has significant influence over Jinda due to the level of ownership and its participation in their significant business operating and strategic decisions. Accordingly, the Group accounts for the investment using the equity method. For the years ended December 31, 2022, 2021 and 2020, the Group did not receive any dividends from this investment. For the years ended December 31, 2022, 2021 and 2020, the Group recognized its share of loss in Jinda of $44,030, $41,379, and $46,659 respectively.

Property and equipment, net

Property and equipment, net

Property and equipment are recorded at cost. Depreciation and amortization is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:

Useful life
Transportation equipment	4 years
Office equipment	3 - 5 years
Electronic equipment	3 - 5 years
Leasehold improvements	Shorter of remaining lease term or life of assets

The Group charges maintenance, repairs and minor renewals directly to expense as incurred; major additions and betterments are capitalized.

Intangible assets, net

Intangible assets, net

Intangible assets acquired are recorded at cost less accumulated amortization. Amortization is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:

Useful life
Software	3-5 years
Trademarks	3-5 years
Technology	5-10 years

The estimated useful lives of amortizable intangible assets are reassessed if circumstances occur that indicate the original estimated useful lives have changed.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as significant adverse changes to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the remaining useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for the years ended December 31, 2022, 2021 and 2020.

Goodwill

Goodwill

Goodwill represents the excess of the consideration over the fair value of the identifiable assets and liabilities acquired at the date of acquisition. In January 2017, the FASB issued ASU 2017-04, “Intangibles—Goodwill and Other (Topic 350), simplifying the test for goodwill impairment”. The guidance removes Step 2 of the goodwill impairment test, which required a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value. The Group tests goodwill at least annually for impairment at the reporting unit level. A reporting unit is the operating segment, or one level below that operating segment (the component level) if discrete financial information is prepared and regularly reviewed by management. However, components are aggregated as a single reporting unit if they have similar economic characteristics. The Group recognizes an impairment charge if the carrying amount of a reporting unit exceeds its fair value and the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill. When a portion of a reporting unit is disposed, goodwill is allocated to the gain or loss on disposition based on the relative fair values of the business or businesses disposed and the portion of the reporting unit that will be retained. For the years ended December 31, 2022, 2021 and 2020, the Group did not recognize any goodwill impairment charges.

Leases

Leases

The Group adopted FASB ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”) on January 1, 2019 by using the modified retrospective method and did not restate the prior periods. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. The Group also elected the practical expedient not to separate lease and non-lease components of contracts, Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

The Group determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Group recognizes a “right of use” asset (“ROU”) and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. For finance leases, assets are included in property and equipment on the consolidated balance sheets. As most of the Group’s leases do not provide an implicit rate, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized loan basis with similar terms and payments, and in the economic environment where the leased asset is located. The Group’s leases often include options to extend and lease terms include such extended terms when the Group is reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when the Group is reasonably certain not to exercise those options. Lease expense is recorded on a straight-line basis over the lease term.

Research and development expenses

Research and development expenses

Research and development expenses mainly consist of salary and welfare benefits and bandwidth costs incurred for the development and enhancement to the Group’s websites and platform applications. Research and development expenditures are expensed as incurred. Research and development expenses were $1,563,718, $1,599,728, and $817,770 for the years ended December 31, 2022, 2021 and 2020, respectively.

Income taxes

Income taxes

The Group’s subsidiaries in China are subject to the income tax laws of the PRC and Hong Kong. No taxable income was generated outside the PRC and Hong Kong for the years ended December 31, 2022, 2021 and 2020. The Group accounts for income tax under FASB ASC Section 740 which utilizes the asset and liability method, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of the differences between financial statement carrying amounts of assets and liabilities versus the tax basis of assets and liabilities. Deferred tax assets are also provided for carryforward losses which can be used to offset future taxable income. Deferred income taxes will be recognized if significant temporary differences between tax and financial statements occur. A valuation allowance is established against net deferred tax assets when it is more likely than not that some portion or all of the net deferred tax asset will not be realized. The Group provided a valuation allowance of $576,613 and $624,905 on the net deferred tax assets as of December 31, 2022 and 2021, respectively.

The Group continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that has a greater than 50% likelihood of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest related to underpayment of income taxes for uncertain tax positions are classified as income tax expense in the period incurred. No penalties or interest relating to uncertain tax positions has been incurred during the years ended December 31, 2022, 2021 and 2020. As of December 31, 2022, the tax years ended December 31, 2020 through December 31, 2022 for the Group’s PRC subsidiaries remain open for statutory examination by PRC tax authorities and HK tax authorities.

Under the Provisional Regulations of the PRC Concerning Income Tax on Enterprises promulgated by the PRC, income tax is payable by enterprises at a rate of 25% of their taxable income determined under PRC accounting rules. Consolidated tax returns are not recognized in the PRC and all PRC companies file their own tax returns. The Group believes that it has provided the best estimates of its accrued tax liabilities because those accruals are based on the prevailing tax rates stipulated under the laws.

Under the provisions of the profits tax enacted in Hong Kong, profits tax is payable by enterprises at a rate of half the current rate (i.e., 8.25%)  for the first HK$2 million of profits earned while the remaining profits will continue to be taxed at the existing 16.5% if profits are generated.

Value added tax (“VAT”)

Value added tax (“VAT”)

Revenue represents the invoiced value of goods and services, net of VAT. VAT is based on the gross sales price and VAT rates range from 6% to 13%, depending on the type of goods or service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The net VAT balance between input VAT and output VAT is recorded in taxes payable. All of the VAT returns filed by the Group’s subsidiaries in China, have been and remain subject to examination by the tax authorities for five years from the date of filing. Under the provisions of tax enacted in Hong Kong, no VAT is levied.

Foreign currency translation

Foreign currency translation

Since the Group operates primarily in the PRC, the Group’s functional currency is the Chinese Yuan (“RMB”). The Group’s financial statements have been translated into the reporting currency of the United States Dollar. Assets and liabilities of the Group are translated at the exchange rate at each reporting period end date. Equity is translated at the historical exchange rates when the transaction occurred. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported in other comprehensive income (loss). Gains and losses resulting from other foreign currency transactions are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into USDs at the rates used in translation. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2022	December 31, 2021	December 31, 2020

Balance sheet items, except for equity accounts	US$1=RMB 6.8972	US$1=RMB 6.3726	US$1=RMB 6.5250
Items in the statements of operations and cash flows	US$1=RMB 6.7290	US$1=RMB 6.4508	US$1=RMB 6.9042
Balance sheet items, except for equity accounts	US$1=HKD 7.8015	US$1=HKD 7.7996	US$1=HKD 7.7534
Items in the statements of operations and cash flows	US$1=HKD 7.8306	US$1=HKD 7.7727	US$1=HKD 7.7559

Statutory reserves

Statutory reserves

In accordance with the relevant regulations and their articles of association, subsidiaries of the Group incorporated in the PRC are required to allocate at least 10% of their after-tax profit determined based on the PRC accounting standards and regulations to the general reserve until the reserve has reached 50% of the relevant subsidiary’s registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the respective company. These reserves can only be used for specific purposes and are not transferable to the Group in the form of loans, advances or cash dividends. As of December 31, 2022, 2021 and 2020, appropriations to the general reserve were $9,167,845, $6,942,111 and $4,751,264, respectively. No appropriations to the enterprise expansion fund or staff welfare and bonus fund have been made by the Group.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income (loss). Other comprehensive income (loss) consists of foreign currency translation adjustments resulting from the Group not using the U.S. dollar as its functional currency.

Credit risk and concentrations

Credit risk and concentrations

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and accounts receivable. As of December 31, 2022, and 2021, $67,316,757 and $91,627,041 of the Group’s cash and cash equivalents and restricted cash was on deposit at financial institutions in the PRC and Hong Kong, which the management believes are of high credit quality. On May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in China are required to purchase deposit insurance for deposits for each account in each bank in RMB and in foreign currency placed with them for up RMB 500,000 (USD $72,000). Such Deposit Insurance Regulations would not be effective in providing complete protection for the Group’s accounts, as its aggregate deposits are much higher than the coverage limit. However, the Group believes that the risk of failure of any of these Chinese banks is remote. Bank failure is uncommon in China and the Group believes that the Chinese banks that hold the Group’s cash and cash equivalents, restricted cash and short-term investments are financially sound based on public available information. In Hong Kong, the DPS is established under the Deposit Protection Scheme Ordinance (DPS Ordinance). In case a member bank of DPS (a Scheme member) fails, the DPS will pay compensation up to a maximum of HK$500,000 (approximately US$64,000) to each depositor of the failed Scheme member. Balances in excess of the insured amounts as of December 31, 2022 were approximately $42,697,893.

Accounts receivable is typically unsecured and derived from revenue earned from customers, and is thereby exposed to credit risk. The risk is mitigated by the Group’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances.

See Note 16 for customer concentration information.

Net earnings (loss) per share

Net earnings (loss) per share

The Group computes earnings (loss) per share (“EPS”) in accordance with FASB ASC 260, “Earnings per Share” (“ASC 260”). Basic EPS is measured as net income (loss) divided by the weighted average common shares outstanding (including pre-funded warrants) for the period. For the calculation of diluted net income per share, the weighted average number of ordinary shares is adjusted by the effect of dilutive potential ordinary shares, including unvested RSUs and ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method. The effect mentioned above is not included in the calculation of the diluted income/(loss) per share when inclusion of such effect would be anti-dilutive. For the years ended December 31, 2022, 2021, and 2020, there were no dilutive outstanding instruments.

Treasury shares

Treasury shares

The Group accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account in shareholders’ equity (deficit). At retirement of the treasury shares, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the par value reduces additional paid-in capital.

Recent accounting pronouncements

Recent accounting pronouncements

The Group considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This guidance removes certain exceptions to the general principles in Topic 740 and enhances and simplifies various aspects of the income tax accounting guidance, including requirements such as tax basis step-up in goodwill obtained in a transaction that is not a business combination, ownership changes in investments, and interim-period accounting for enacted changes in tax laws. This standard was effective for the Group for the annual reporting period beginning January 1, 2022 and interim periods beginning January 1, 2023. The adoption of this standard did not have a material effect on the Group’s consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) - Clarifying the Interactions between Topic 321, Topic 323, and Topic 815. This guidance addresses accounting for the transition into and out of the equity method and provides clarification of the interaction of rules for equity securities, the equity method of accounting, and forward contracts and purchase options on certain types of securities. This standard was effective for the Group beginning January 1, 2022 including interim periods within the fiscal year. The adoption of this standard did not have a material effect on the Group’s consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. For public companies, the guidance is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted. The Group adopted this standard beginning January 1, 2022 and the impact was not material to the consolidated financial statements.

In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832): Disclosure by Business Entities about Government Assistance (ASU 2021-10), which improves the transparency of government assistance received by most business entities by requiring the disclosure of: (1) the types of government assistance received; (2) the accounting for such assistance; and (3) the effect of the assistance on a business entity’s financial statements. This guidance was effective for the year ended December 31, 2022. The Group adopted this standard for the year ended December 31, 2022 and the impact was not material to the consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, which amends ASC 805 to “require acquiring entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination.” Under current GAAP, an acquirer generally recognizes such items at fair value on the acquisition date. According to the FASB, this update is intended “to improve the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency related to the following: a. Recognition of an acquired contract liability; b. Payment terms and their effect on subsequent revenue recognized by the acquirer.” For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The amendments in this update should be applied prospectively to business combinations occurring on or after the effective date of the amendments. The adoption of this standard did not have a material impact on the Group’s consolidated financial statements.

In June 2022, the FASB issued ASU 2022-03, which (1) clarifies the guidance in ASC 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and (2) requires specific disclosures related to such an equity security. ASU 2022-03 clarifies that a “contractual sale restriction prohibiting the sale of an equity security is a characteristic of the reporting entity holding the equity security” and is not included in the equity security’s unit of account. Accordingly, an entity should not consider the contractual sale restriction when measuring the equity security’s fair value (i.e., the entity should not apply a discount related to the contractual sale restriction, as stated in ASC 820-10-35-36B as amended by the ASU). In addition, the ASU prohibits an entity from recognizing a contractual sale restriction as a separate unit of account. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years, with early adoption permitted. The adoption of this standard is not expected to have a material impact on the Group’s consolidated financial statements.

In September 2022, the FASB issued ASU 2022-04 to enhance transparency about an entity’s use of supplier finance programs. ASU 2022-04 requires the buyer in a supplier finance program to disclose qualitative and quantitative information about the program, and at a minimum, the following at least annually: (1) the key terms of the program; including payment terms and assets pledged as security or other forms of guarantees; (2) the amount of obligations outstanding at the end of the reporting period that the buyer has confirmed as valid; a description of where those obligations are presented in the balance sheet; roll forward information for the annual period showing the amount at the beginning of the period, the amount added during the period, the amount settled during the period, and the amount outstanding at the end of the period. The amendments are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, except for the amendment on roll forward information, which is effective for fiscal years beginning after December 15, 2023. The adoption of this standard is not expected to have a material effect on the Group’s consolidated financial statements.

Except for the above-mentioned pronouncements, there are no other recently issued accounting standards that are expected to have a material impact on the Group’s consolidated financial position, statements of operations and cash flows.